Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Units issued (in Shares)			1,500,000
Units outstanding (in Shares)			1,500,000
Accounts receivable, net of allowance for credit losses			$ 1,165,336	$ 862,580
Contract liabilities, related parties	$ 1,250,465		201,607
Related Party
Accounts receivable, from related parties			191,662	396,488
Accrued expenses and other current liabilities, related parties			3,359,101	2,415,966
Contract liabilities, related parties			$ 2,000	$ 1,160,848
Heliogen, Inc.
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)		500,000,000	500,000,000	500,000,000
Common stock, shares issued (in Shares)		6,165,848	6,096,084	5,946,315
Common stock, shares outstanding (in Shares)		6,165,848	6,096,084	5,946,315
Contract liabilities, related parties				$ 17,008,000
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in Shares)		10,000,000	10,000,000	10,000,000
Preferred stock, shares outstanding (in Shares)
Class A Convertible Preferred Units
Units issued (in Shares)	1,500,000		1,500,000
Units outstanding (in Shares)	1,500,000		1,500,000
Class B Units
Units issued (in Shares)	22,980,000		33,730,000
Units outstanding (in Shares)	22,980,000		33,730,000
Class V Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	100,000,000		100,000,000	100,000,000
Common stock, shares issued (in Shares)	24,380,000		35,230,000	33,730,000
Common stock, shares outstanding (in Shares)	24,380,000		35,230,000	33,730,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized (in Shares)	300,000,000		300,000,000	300,000,000
Common stock, shares issued (in Shares)	31,198,080		13,252,964
Common stock, shares outstanding (in Shares)	31,198,080		13,252,964
Class A Common Stock | Heliogen, Inc.
Common stock, par value (in Dollars per share)		$ 0.0001